Accrued expenses and other liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities include the amounts set forth below:

	As of March 31,
	2020		2021		2021
	(In millions)
Bills payable	Rs.	75,837.2	Rs.	124,241.9	US$	1,698.7
Remittances in transit		35,507.3		54,657.2		747.3
Accrued expenses		54,898.3		69,103.2		944.8
Accounts payable		103,386.2		143,827.0		1,966.5
Der ivat ives (refer to note 2 3 )		184,783.0		81,880.0		1,119.5
Lease liabilities		65,615.1		70,422.0		962.8
Others		91,300.1		86,965.1		1,189.0

Total	Rs.	611,327.2	Rs.	631,096.4	US$	8,628.6